Income Taxes (Tables)	6 Months Ended
Sep. 30, 2025
Income Taxes [Abstract]
Schedule of Provision for Income Taxes

The provision for income taxes consisted of the following:

	Six months ended September 30,,
	2025	2024	2023
	US$	US$	US$
Current tax	111,446	86,900	96,803
Deferred income tax expenses	(6,833)	(7,416)	(6,823)
Income tax expenses	104,613	79,484	89,980